Subsequent Events Agreement to Sell Assets (Details) (Antioxidant, Ibuprofen and Propofol Assets [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Antioxidant, Ibuprofen and Propofol Assets [Member]
Subsequent Event [Line Items]
Current assets	$ 58,870
Net property, plant and equipment	94,193
Goodwill	16,227
Other intangibles, net of amortization	40,958
Deferred income taxes	$ 21,447